Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities
Summary of accrued liabilities and other liabilities

Accrued liabilities consist of the following:

	December 31,	December 31,
(in thousands)	2025	2024
Payroll and related benefits	$851	$1,753
Clinical trial costs	862	371
Sponsored research	177	332
Lease liabilities, current portion	1,005	796
License payments	5,000	—
Operating expenses	525	845
Other	135	124
Total accrued liabilities	$8,555	$4,221